Restatement of Financial Statements (Details 2)	9 Months Ended
Dec. 31, 2019 USD ($) shares
As Filed
Capital contribution by Holdco for the acquisition of Goedeker Television Co.	$ 979,523
Net loss	(2,068,150)
Balance	(795,954)
As Filed | Common Stock
Capital contribution by Holdco for the acquisition of Goedeker Television Co.	$ 475
Capital contribution by Holdco for the acquisition of Goedeker Television Co., shares | shares	4,750,000
Net loss
Balance	$ 475
Ending Balance, Shares | shares	4,750,000
As Filed | Additional Paid-in Capital
Capital contribution by Holdco for the acquisition of Goedeker Television Co.	$ 979,048
Net loss
Balance	1,272,195
As Filed | Accumulated Deficit
Capital contribution by Holdco for the acquisition of Goedeker Television Co.
Net loss	(2,068,150)
Balance	(2,068,150)
As Restated
Capital contribution by Holdco for the acquisition of Goedeker Television Co.	786,981
Net loss	(5,157,871)
Balance	(4,078,217)
As Restated | Common Stock
Capital contribution by Holdco for the acquisition of Goedeker Television Co.	$ 475
Capital contribution by Holdco for the acquisition of Goedeker Television Co., shares | shares	4,750,000
Net loss
Balance	$ 475
Ending Balance, Shares | shares	4,750,000
As Restated | Additional Paid-in Capital
Capital contribution by Holdco for the acquisition of Goedeker Television Co.	$ 786,506
Net loss
Balance	1,079,179
As Restated | Accumulated Deficit
Capital contribution by Holdco for the acquisition of Goedeker Television Co.
Net loss	(5,157,871)
Balance	$ (5,157,871)